Stock-Based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans currently available for future grants	1
Total stock-based compensation expense	$ 53,800,000	$ 44,700,000	$ 36,700,000
Recognized tax benefit	19,800,000	16,500,000	13,500,000
Summary of option activity [Rollforward]
Outstanding at beginning of period (in shares)	4,769,643
Granted (in shares)	684,232
Exercised (in shares)	(1,178,359)
Forfeited (in shares)	(71,923)
Expired (in shares)	(6,500)
Outstanding at end of period (in shares)	4,197,093	4,769,643
Vested or expected to vest at end of period (in shares)	4,186,602
Exercisable at end of period (in shares)	2,875,267
Option activity , additional disclosures [Abstract]
Weighted average exercise price at beginning of period (in dollars per share)	$ 42.94
Weighted average exercise price granted (in dollars per share)	$ 64.97
Weighted average exercise price per exercised (in dollars per share)	$ 37.61
Weighted average exercise price forfeited (in dollars per share)	$ 52.76
Weighted average exercise price expired (in dollars per share)	$ 15.08
Weighted average exercise price outstanding at end of period (in dollars per share)	$ 47.92	$ 42.94
Weighted average exercise price vested or expected to vest at end of period (in dollars per share)	$ 47.88
Weighted average exercise price exercisable at end of period (in dollars per share)	$ 42.42
Weighted average remaining contractual term outstanding at end of period (in years)	5 years 7 months 17 days	5 years 0 months 7 days
Weighted average remaining contractual term vested or expected to vest at end of period (in years)	5 years 7 months 13 days
Weighted average remaining contractual term exercisable at end of period (In years)	4 years 0 months 18 days
Aggregate intrinsic value outstanding at beginning of period	64,500,000
Aggregate intrinsic value outstanding at end of period	52,500,000	64,500,000
Aggregate intrinsic value vested or expected to vest at end of period	52,500,000
Aggregate intrinsic value exercisable at end of period	49,200,000
Fair values and weighted-average assumptions used to value options [Abstract]
Expected life (in years)	3 years 2 months 12 days	3 years 2 months 12 days	2 years 9 months 18 days
Risk-free interest rate (in hundredths)	0.67%	0.37%	0.38%
Volatility (in hundredths)	34.30%	39.40%	42.60%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Grant-date fair value per option (in dollars per share)	$ 16.19	$ 15.68	$ 14.47
Intrinsic value of options exercised	30,900,000	33,700,000	31,500,000
Average intrinsic value per share of options exercised (in dollars per share)	$ 26.30	$ 23.39	$ 26.79
Restricted and deferred stock units and awards activity [Roll Forward]
Shares granted (in shares)	838,207	674,578	682,246
Restricted and deferred stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, granted (in dollars per share)	$ 57.95	$ 50.44	$ 50.67
Restricted and deferred stock units and awards [Abstract]
Annual value of deferred stock units available for grants to non-employee directors	250,000
Incremental portion of deferred stock units that vest quarterly over the year following the date of grant	one-fourth increments quarterly
Period of time after the date of grant during which deferred stock units cannot be converted into common stock	three years
Intrinsic value of units vesting	46,000,000	38,200,000	36,900,000
Shares reserved for future grants of options, deferred stock units, restricted stock units and other awards (in shares)	13,742,446
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	13,600,000	12,100,000	11,100,000
Terms of awards	Seven or ten years
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year
Unrecognized share-based compensation cost [Abstract]
Stock-based compensation cost not yet recognized under the straight-line method, Stock options	12,800,000
Weighted-average remaining expense recognition period (in years)	1 year 9 months 7 days
Restricted and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	40,200,000	32,600,000	25,600,000
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year or three-year 100%
Restricted and deferred stock units and awards activity [Roll Forward]
Nonvested shares, beginning of period (in shares)	1,713,507
Shares granted (in shares)	838,207
Shares vested (in shares)	(801,364)
Shares forfeited (in shares)	(91,993)
Nonvested shares, end of period (in shares)	1,658,357	1,713,507
Restricted and deferred stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, outstanding, beginning of period (in dollars per share)	$ 28.11
Weighted average grant date fair value, granted (in dollars per share)	$ 57.95
Weighted average grant date fair value, vested (in dollars per share)	$ 56.88
Weighted average grant date fair value, forfeited (in dollars per share)	$ 52.73
Weighted average grant date fair value, outstanding at end of period (in dollars per share)	$ 28.22	$ 28.11
Unrecognized share-based compensation cost [Abstract]
Stock-based compensation cost not yet recognized under the straight-line method, Restricted and deferred stock units	$ 36,800,000
Weighted-average remaining expense recognition period (in years)	1 year 7 months 10 days
Restricted and Deferred Stock Units with Performance Conditions [Member]
Restricted and deferred stock units and awards activity [Roll Forward]
Shares granted (in shares)	185,992	211,244	139,191